LONG-TERM DEBT (Summary of Company's Warrant Activity) (Details) (Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding at beginning of year (in Shares)	308,197	308,197
Warrants granted (in Shares)	0	0
Warrants exercised (in Shares)	0	0
Warrants forfeited (in Shares)	(300,118)	0
Warrants outstanding at end of year (in Shares)	8,079	308,197
Weighted-Average Exercise Price at beginning of year (in Dollars per Share)	$ 8.28	$ 8.28
Weighted-Average Exercise Price, granted (in Dollars per Share)	$ 0	$ 0
Weighted-Average Exercise Price, exercised (in Dollars per Share)	$ 0	$ 0
Weighted-Average Exercise Price, forfeited (in Dollars per Share)	$ (8.50)	$ 0
Weighted-Average Exercise Price at end of year (in Dollars per Share)	$ 0.25	$ 8.28